Fair Value Of Assets And Liabilities (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	$ 897,071		$ 881,450
Loans held-for-sale	24,269		27,418
Securities available for sale, Fair Value	3,943,499	[1]	3,929,846	[2]
Total other assets	155,479		135,605
Total assets	4,858,813		4,815,903
Total other liabilities	135,897		108,339
Total liabilities	697,745		674,358
Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	3,781,994		3,771,430
Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	0		0
Securities available for sale, Fair Value	25,249		26,434
Total other assets	66,427		33,760
Total assets	91,676		60,194
Total other liabilities	33,274		3,527
Total liabilities	33,274		3,527
Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	2,345		0
Securities available for sale, Fair Value	3,756,745		3,743,496
Total other assets	88,067		100,004
Total assets	4,741,655		4,720,573
Total other liabilities	96,378		100,002
Total liabilities	658,226		666,021
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	21,924		27,418
Securities available for sale, Fair Value	0		1,500
Total other assets	985		1,841
Total assets	25,482		35,136
Total other liabilities	6,245		4,810
Total liabilities	6,245		4,810
U.S. treasuries
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	100		100
U.S. treasuries | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		0
U.S. treasuries | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	100		100
U.S. treasuries | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		0
Government Agency Issued Mortgage-Backed Securities ("MBS")
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	2,208,687		1,573,611
Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		0
Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	2,208,687		1,573,611
Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		0
Government Agency Issued Collateralized Mortgage Obligations ("CMO")
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	1,547,958		2,169,683
Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		0
Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	1,547,958		2,169,683
Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		0
Other U.S. Government Agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value			102
Other U.S. Government Agencies | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value			0
Other U.S. Government Agencies | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value			102
Other U.S. Government Agencies | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value			0
States And Municipalities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value			1,500
States And Municipalities | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value			0
States And Municipalities | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value			0
States And Municipalities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value			1,500
Equity, Mutual Funds, And Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	25,249		26,434
Equity, Mutual Funds, And Other | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	25,249		26,434
Equity, Mutual Funds, And Other | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		0
Equity, Mutual Funds, And Other | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		0
Mortgage Servicing Rights
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	985		1,841
Mortgage Servicing Rights | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Mortgage Servicing Rights | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Mortgage Servicing Rights | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	985		1,841
Deferred Compensation Assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	32,840		29,399
Deferred Compensation Assets | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	32,840		29,399
Deferred Compensation Assets | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Deferred Compensation Assets | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Derivatives, Forwards And Futures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	33,587		4,361
Total other liabilities	33,274		3,527
Derivatives, Forwards And Futures | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	33,587		4,361
Total other liabilities	33,274		3,527
Derivatives, Forwards And Futures | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	0		0
Derivatives, Forwards And Futures | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	0		0
Derivatives, Interest Rate Contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	88,025		99,855
Total other liabilities	96,371		100,002
Derivatives, Interest Rate Contracts | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	0		0
Derivatives, Interest Rate Contracts | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	88,025		99,855
Total other liabilities	96,371		100,002
Derivatives, Interest Rate Contracts | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	0		0
Derivatives, Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	42		149
Total other liabilities	6,252		4,810
Derivatives, Other | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	0		0
Derivatives, Other | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	42		149
Total other liabilities	7		0
Derivatives, Other | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	6,245		4,810
Fixed Income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	894,503		877,078
Total trading liabilities - fixed income	561,848		566,019
Fixed Income | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - fixed income	0		0
Fixed Income | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	894,498		877,073
Total trading liabilities - fixed income	561,848		566,019
Fixed Income | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5		5
Total trading liabilities - fixed income	0		0
Fixed Income | U.S. treasuries
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	146,988		64,483
Total trading liabilities - fixed income	381,229		284,275
Fixed Income | U.S. treasuries | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - fixed income	0		0
Fixed Income | U.S. treasuries | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	146,988		64,483
Total trading liabilities - fixed income	381,229		284,275
Fixed Income | U.S. treasuries | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - fixed income	0		0
Fixed Income | Government Agency Issued Mortgage-Backed Securities ("MBS")
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	256,611		258,899
Fixed Income | Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Fixed Income | Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	256,611		258,899
Fixed Income | Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Fixed Income | Government Agency Issued Collateralized Mortgage Obligations ("CMO")
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	150,058		99,260
Fixed Income | Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Fixed Income | Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	150,058		99,260
Fixed Income | Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Fixed Income | Other U.S. Government Agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	52,314		83,740
Total trading liabilities - fixed income	844
Fixed Income | Other U.S. Government Agencies | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - fixed income	0
Fixed Income | Other U.S. Government Agencies | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	52,314		83,740
Total trading liabilities - fixed income	844
Fixed Income | Other U.S. Government Agencies | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - fixed income	0
Fixed Income | States And Municipalities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	60,351		32,729
Fixed Income | States And Municipalities | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Fixed Income | States And Municipalities | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	60,351		32,729
Fixed Income | States And Municipalities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Fixed Income | Corporate And Other Debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	227,939		331,714
Total trading liabilities - fixed income	179,775		281,744
Fixed Income | Corporate And Other Debt | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - fixed income	0		0
Fixed Income | Corporate And Other Debt | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	227,934		331,709
Total trading liabilities - fixed income	179,775		281,744
Fixed Income | Corporate And Other Debt | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5		5
Total trading liabilities - fixed income	0		0
Fixed Income | Equity, Mutual Funds, And Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	242		6,253
Fixed Income | Equity, Mutual Funds, And Other | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Fixed Income | Equity, Mutual Funds, And Other | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	242		6,253
Fixed Income | Equity, Mutual Funds, And Other | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	2,568		4,372
Mortgage Banking | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	$ 2,568		$ 4,372

[1]	Includes $ 3 . 3 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $ 2.9 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .